BUSINESS AGREEMENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	May 31, 2014
Regulatory filing fees	$ 292,575
License fee	30,000
Maintenance fee	90,000
Payable amount to NAT	$ 1,050,000
LMB [Member]
License fee			$ 350,000
Maintenance fee		$ 30,000
Licence period		over five years to $90,000,
Sales milestones		$ 1,050,000